Leases - Schedule of Maturities of Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
2021 (for the remaining period)	$ 582
2022	1,239	$ 682
2023	931	613
2024	437	456
2025	327	121
Thereafter	394
Total lease obligation	3,910	1,872
Less: Imputed interest	(408)	(149)
Total lease liabilities	3,502	1,723
Less: Current lease liabilities	(1,020)	(596)
Total non-current lease liabilities	$ 2,482	$ 1,127